Label	Element	Value
NORTH SQUARE ADVISORY RESEARCH SMALL CAP GROWTH FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	North Square Advisory Research Small Cap Growth Fund (the “Fund”)
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	North Square Advisory Research Small Cap Growth Fund (the “Fund”) Class A: ORDGX Class I: ODGIX Supplement dated May 11, 2022 to the Summary Prospectus and Prospectus, each dated January 11, 2022
Strategy [Heading]	rr_StrategyHeading	Effective immediately, the first paragraph under the section entitled “Principal Investment Strategies” in the Fund’s Summary Prospectus and Prospectus is amended and restated with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small capitalization companies. The Fund considers small capitalization companies to be companies with market capitalizations generally within the ranges of the Russell 2000 Growth Total Return Index at the time of purchase. As of September 30, 2021, the market capitalization range of the Russell 2000 Growth Total Return Index was between $43.7 million and $19.1 billion. The Fund’s investments in equity securities may include common stock, preferred securities and convertible securities. While the Fund invests primarily in equity securities of U.S. issuers, it may invest in securities of foreign issuers, including those in emerging markets, in keeping with the Fund’s investment objective investments in such foreign issuers is not expected to exceed 20% of the Fund’s net assets. The Fund follows an investing style that favors growth investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Also effective immediately, the section entitled “Performance” in the Fund’s Summary Prospectus and Prospectus is amended and restated with the following:Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I shares from year to year and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.northsquareinvest.com, or by calling the Fund at 1-855-551-5521.

Effective January 11, 2022, the Fund made certain changes to its principal investment strategies, including the modification of the strategies to invest, under normal circumstances, primarily in equity securities of small capitalization companies. Prior to January 11, 2022, the Fund invested primarily in equity securities that had a record of paying dividends over at least a trailing one year period. Effective January 11, 2022, the Fund’s sub-adviser also changed. Accordingly, the performance shown below for periods prior to January 11, 2022, is based on the Fund’s prior principal investment strategies, as implemented by the Fund’s previous sub-adviser, and may not be representative of the Fund’s performance under its current principal investment strategies.

The Fund has adopted the historical performance of the Oak Ridge Disciplined Growth Fund (the “Predecessor Fund”) as a result of a reorganization consummated after the close of business on May 10, 2019, in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The performance information presented below for periods prior to the close of business on May 10, 2019 reflects the performance of the Predecessor Fund. At the time of the reorganization, the Fund and the Predecessor Fund had substantially the same investment strategies. Prior to the reorganization, the Fund was a “shell” fund with no assets and had not yet commenced operations.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I shares from year to year and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-551-5521
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.northsquareinvest.com
Bar Chart [Heading]	rr_BarChartHeading	Calendar-Year Total Return (before taxes) for Class I SharesFor each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The year-to-date return as of June 30, 2021 was 12.38%.

Class I
Highest Calendar Quarter Return at NAV (non-annualized)	25.26%	Quarter ended 6/30/2020
Lowest Calendar Quarter Return at NAV (non-annualized)	-15.46%	Quarter ended 12/31/2018

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2020)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective January 11, 2022, the Russell 2000 Growth Total Return Index has replaced the Russell 3000 Growth Total Return Index as the Fund’s primary benchmark as the Russell 2000 Growth Total Return Index is more closely aligned with the Fund’s principal investment strategies and portfolio holdings.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Supplement Closing Text Block	ck0001750821_SupplementClosingTextBlock	Please contact the Fund at 1-855-551-5521 if you have any questions. Please retain this Supplement for future reference.
NORTH SQUARE ADVISORY RESEARCH SMALL CAP GROWTH FUND | Russell 2000 Growth Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Total Return Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	34.63%
Since Inception	rr_AverageAnnualReturnSinceInception	17.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2016
NORTH SQUARE ADVISORY RESEARCH SMALL CAP GROWTH FUND | Russell 3000 Growth Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 3000 Growth Total Return Index (reflects no deduction for fees, expenses or taxes)1	[1]
1 Year	rr_AverageAnnualReturnYear01	38.26%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	22.02%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2016	[1]
NORTH SQUARE ADVISORY RESEARCH SMALL CAP GROWTH FUND | CLASS A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ORDGX
NORTH SQUARE ADVISORY RESEARCH SMALL CAP GROWTH FUND | CLASS I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ODGIX
Annual Return 2017	rr_AnnualReturn2017	25.18%
Annual Return 2018	rr_AnnualReturn2018	0.99%
Annual Return 2019	rr_AnnualReturn2019	32.33%
Annual Return 2020	rr_AnnualReturn2020	34.58%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV (non-annualized)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV (non-annualized)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.46%)
Label	rr_AverageAnnualReturnLabel	Class I - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	34.58%
Since Inception	rr_AverageAnnualReturnSinceInception	19.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2016
NORTH SQUARE ADVISORY RESEARCH SMALL CAP GROWTH FUND | CLASS I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Class I - Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	32.88%
Since Inception	rr_AverageAnnualReturnSinceInception	18.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2016
NORTH SQUARE ADVISORY RESEARCH SMALL CAP GROWTH FUND | CLASS I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Class I - Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	21.65%
Since Inception	rr_AverageAnnualReturnSinceInception	15.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2016

[1]	Effective January 11, 2022, the Russell 2000 Growth Total Return Index has replaced the Russell 3000 Growth Total Return Index as the Fund’s primary benchmark as the Russell 2000 Growth Total Return Index is more closely aligned with the Fund’s principal investment strategies and portfolio holdings.